Property and Equipment - Schedule of Property and Equipment and Classification of Depreciation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Cost	$ 205	$ 284
Accumulated depreciation and impairment	156	153
Net book value	49	131
Impairment charge on leasehold improvements	12	4
Depreciation	28	36
Cost of revenues
Property, Plant and Equipment [Line Items]
Depreciation	3	4
Sales and marketing
Property, Plant and Equipment [Line Items]
Depreciation	7	8
Research and development
Property, Plant and Equipment [Line Items]
Depreciation	13	18
General and administrative
Property, Plant and Equipment [Line Items]
Depreciation	5	6
Leasehold improvements
Property, Plant and Equipment [Line Items]
Cost	142	182
Accumulated depreciation and impairment	107	104
Net book value	35	78
Computer equipment
Property, Plant and Equipment [Line Items]
Cost	37	40
Accumulated depreciation and impairment	24	17
Net book value	13	23
Fulfillment equipment
Property, Plant and Equipment [Line Items]
Cost		19
Accumulated depreciation and impairment		0
Net book value		19
Fulfillment robots
Property, Plant and Equipment [Line Items]
Cost		15
Accumulated depreciation and impairment		9
Net book value		6
Furniture and equipment
Property, Plant and Equipment [Line Items]
Cost	26	28
Accumulated depreciation and impairment	25	23
Net book value	$ 1	$ 5